Share Capital, Premium and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Shares Authorized, Fully Paid and Allocated

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	2021	2022	2021	2022
In issue at start of period	373,697	207,562,080	—	45,241,766
February Subdivision (220:1)	81,839,643	—	—	—
Issued for cash	104,200	3,451,917	—	62,290,503
Issued in other transactions	—	—	5,307,607	—
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	78,446,580	—	4,796,852	—
Conversion	—	(46,692,231)	—	46,692,231
Shares issued upon conversion of financial instruments	46,797,960	—	35,137,307	—
In issue at December - fully paid and allocated	207,562,080	164,321,766	45,241,766	154,224,500